UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-958

     T. Rowe Price New Horizons Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW HORIZONS FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 13.4%
Distributors 0.3%
LKQ Corporation (1)	820,000	18,425
		18,425
Diversified Consumer Services 0.7%
Apollo Group, Class A (1)	100,000	4,320
Capella Education (1)	200,000	10,920
Corinthian Colleges (1)	2,500,000	18,075
K12 (1)	413,000	8,091
		41,406
Hotels, Restaurants & Leisure 4.0%
BJ's Restaurants (1)	1,040,900	14,999
Orient-Express, Class A	600,000	25,896
Panera Bread, Class A (1)	1,250,000	52,363
PF Chang's China Bistro (1)	1,100,000	31,284
Pinnacle Entertainment (1)	800,000	10,240
Red Robin Gourmet Burgers (1)	650,000	24,421
Sonic (1)	1,400,000	30,856
WMS Industries (1)	1,750,000	62,947
		253,006
Household Durables 2.0%
iRobot (1)	700,000	11,977
Ryland Group	980,000	32,232
Tempur-Pedic	750,000	8,250
Toll Brothers (1)	3,000,000	70,440
		122,899
Internet & Catalog Retail 1.1%
Blue Nile (1)	350,000	18,952
priceline.com (1)	300,000	36,258
Shutterfly (1)	1,000,000	14,870
		70,080
Media 0.1%
National Cinemedia	300,000	6,744
		6,744
Specialty Retail 4.3%
AC Moore Arts & Crafts (1)	1,000,000	6,820
AnnTaylor Stores (1)	2,250,000	54,405
Christopher & Banks (2)	1,960,000	19,580
Hibbett Sports (1)	750,000	11,580
Hot Topic (1)	980,000	4,224
J. Crew (1)	596,100	26,330
O'Reilly Automotive (1)	3,500,000	99,820
Select Comfort (1)	2,000,000	7,200
Tween Brands (1)	700,000	17,318
Zumiez (1)(2)	1,500,000	23,535
		270,812
Textiles, Apparel & Luxury Goods 0.9%
FGX International Holdings (1)	1,000,000	11,960
Global Brands Acquisition, Equity Units (1)	1,445,000	14,017
Iconix Brand Group (1)	1,100,000	19,085
Lululemon Athletica (1)	200,000	5,686
Under Armour (1)	110,200	4,033
		54,781

Total Consumer Discretionary		838,153
CONSUMER STAPLES 0.4%
Food & Staples Retailing 0.2%
The Pantry (1)	750,000	15,810
		15,810
Food Products 0.2%
Smart Balance (1)	1,321,250	10,438
		10,438

Total Consumer Staples		26,248
ENERGY 8.9%

Energy Equipment & Services 6.4%
BJ Services	570,000	16,251
Cameron International (1)	700,000	29,148
Complete Production Services (1)	500,000	11,470
FMC Technologies (1)	3,000,000	170,670
Helmerich & Payne	650,000	30,465
Key Energy Services (1)	1,470,000	19,727
Oil States International (1)	1,000,000	44,810
Smith International	300,000	19,269
Union Drilling (1)	406,000	7,101
W-H Energy Services (1)	775,000	53,359
		402,270
Oil, Gas & Consumable Fuels 2.5%
Bill Barrett (1)	1,150,000	54,337
Cimarex Energy	525,000	28,739
Concho Resources (1)	500,000	12,820
Encore Acquisition (1)	1,000,000	40,280
Mariner Energy (1)	500,000	13,505
Verasun Energy (1)	500,000	3,675
		153,356

Total Energy		555,626
FINANCIALS 6.3%

Capital Markets 2.9%
Affiliated Managers Group (1)	560,600	50,869
Cohen & Steers	445,700	11,807
Greenhill	600,000	41,736
Legg Mason	100,000	5,598
optionsXpress	300,000	6,213
Penson Worldwide (1)	535,100	4,939
Thomas Weisel Partners (1)	305,000	2,019
Trian Acquisition I, Equity Units (1)	1,420,000	14,058
Victory Acquisition, Equity Units (1)(2)	1,700,000	16,898
Waddell & Reed Financial, Class A	900,000	28,917
		183,054
Commercial Banks 1.0%
Prosperity Bancshares	500,000	14,330
Signature Bank (1)	800,000	20,400
SVB Financial Group (1)	300,000	13,092
UCBH Holdings	1,750,000	13,580
		61,402
Diversified Financial Services 1.2%
American Apparel (1)	1,138,108	10,755
GHL Acquisition, Equity Units (1)	1,642,000	15,846
Highlands Acquisition, Equity Units (1)(2)	845,000	7,985
Liberty Acquisition Holdings, Equity Units (1)	1,805,000	18,772
MSCI, Class A (1)	175,000	5,206
Triplecrown Acquisition, Equity Units (1)	1,600,000	15,440
		74,004
Insurance 1.2%
Assured Guaranty	400,000	9,496
E-Health (1)	600,000	13,242
Infinity Property & Casualty (2)	750,000	31,200
Max Capital Group	550,000	14,404
National Financial Partners	326,284	7,332
		75,674

Total Financials		394,134
HEALTH CARE 22.1%

Biotechnology 7.6%
Acadia Pharmaceuticals (1)	1,300,000	11,778
Acadia Pharmaceuticals, Warrants, 4/20/10
Acquisition Date: 4/20/05 Acquisition Cost $0 (1)(3)	520,000	119
Acorda Therapeutics (1)	100,000	1,795
Alexion Pharmaceutical (1)	800,000	47,440
Alkermes (1)	1,800,000	21,384
Allos Therapeutics (1)	1,150,000	6,992
Alnylam Pharmaceuticals (1)	100,000	2,440
Altus Pharmaceuticals (1)	1,350,000	6,143
Amicus Therapeutics (1)	50,000	535
Array BioPharma (1)	935,121	6,555
BioMarin Pharmaceutical (1)	450,000	15,916
Combinatorx (1)	1,000,000	3,440
Cougar Biotechnology (1)	250,000	5,250
Curis (1)	1,000,000	1,400
Cytokinetics (1)	1,250,000	4,150
deCode genetics (1)(2)	3,418,500	5,230
Dyadic International (1)	1,000,000	260
Dyadic International, Warrants, 5/30/10
Acquisition Date: 12/1/06 Acquisition Cost $0 (1)(3)	160,000	0
EPIX Pharmaceuticals (1)(2)	2,770,000	3,961
EXACT Sciences (1)	300,000	873
Human Genome Sciences (1)	2,000,000	11,780
Incyte (1)(2)	4,760,000	50,028
Infinity Pharmaceuticals (1)	625,000	3,806
Inhibitex (1)	1,000,000	780
Lexicon Pharmaceuticals (1)	1,517,800	3,066
Martek Biosciences (1)	1,000,000	30,570
Maxygen (1)	850,000	5,491
Medarex (1)	1,150,000	10,178
Momenta Pharmaceuticals (1)	1,600,000	17,488
Myriad Genetics (1)	900,000	36,261
ONYX Pharmaceuticals (1)	400,000	11,612
Orexigen Therapeutics (1)	400,000	4,120
Panacos Pharmaceuticals (1)	1,227,900	860
Pharmasset (1)(2)	1,125,000	20,284
Regeneron Pharmaceuticals (1)	1,554,200	29,825
Rigel Pharmaceuticals (1)	300,000	5,598
Seattle Genetics (1)	1,500,000	13,650
Senomyx (1)(2)	1,900,000	11,210
Theravance (1)	1,100,000	11,583
Transition Therapeutics (1)	400,000	4,440
United Therapeutics (1)	225,000	19,507
Vertex Pharmaceuticals (1)	1,250,000	29,862
		477,660
Health Care Equipment & Supplies 3.2%
ArthroCare (1)	550,000	18,342
Conceptus (1)(2)	1,500,000	27,840
Home Diagnostics (1)	300,000	2,088
Immucor (1)	1,400,000	29,876
Insulet (1)	500,000	7,200
Integra LifeSciences (1)	533,100	23,174
Lemaitre Vascular (1)	500,000	1,625
Masimo (1)	127,000	3,302
NxStage Medical (1)	400,000	1,728
ResMed (1)	1,500,000	63,270
Stereotaxis (1)	1,250,000	7,400
TomoTherapy (1)	1,100,000	15,785
		201,630
Health Care Providers & Services 8.5%
AMERIGROUP (1)	1,500,000	40,995
Centene (1)	1,250,000	17,425
Coventry Health Care (1)	1,919,000	77,431
DaVita (1)	1,199,700	57,298
HealthExtras (1)	600,000	14,904
Healthways (1)	1,150,000	40,641
Henry Schein (1)	3,650,000	209,510
LifePoint Hospitals (1)	500,000	13,735
Matria Healthcare (1)(2)	534,474	11,919
Nighthawk Radiology (1)	1,100,000	10,296
Sunrise Senior Living (1)	600,000	13,368
VCA Antech (1)	932,300	25,498
		533,020
Health Care Technology 0.4%
HealthStream (1)(2)	2,357,000	6,835
MedAssets (1)	289,500	4,291
Vital Images (1)	700,000	10,374
		21,500
Life Sciences Tools & Services 1.6%
Affymetrix (1)	875,000	15,234
Exelixis (1)	2,847,300	19,788
Illumina (1)	700,000	53,130
Luminex (1)	500,000	9,825
		97,977
Pharmaceuticals 0.8%
Alexza Pharmaceuticals (1)	600,000	4,128
Biodel (1)	500,000	5,425
Inspire Pharmaceuticals (1)	1,200,000	4,620
Map Pharmaceuticals (1)	200,000	2,794
Xenoport (1)	750,200	30,361
		47,328
Total Health Care		1,379,115
INDUSTRIALS & BUSINESS SERVICES 17.2%
Aerospace & Defense 2.2%
HEICO, Class A	725,000	28,442
Moog, Class A (1)	1,250,200	52,771
Teledyne Technologies (1)	650,000	30,550
Triumph Group	500,000	28,465
		140,228
Air Freight & Logistics 0.7%
Clark Holdings, Equity Units (1)(2)	954,000	3,864
Clark Holdings, Warrant, 2/15/11 (1)(2)	590,000	136
Hub Group, Class A (1)	1,150,000	37,823
		41,823
Airlines 0.2%
Allegiant Travel (1)	350,000	9,247
		9,247
Building Products 0.1%
Builders FirstSource (1)	800,000	5,808
		5,808
Commercial Services & Supplies 7.6%
Administaff	1,000,000	23,610
Advisory Board (1)(2)	1,112,200	61,104
American Reprographics (1)	500,000	7,420
Corporate Executive Board	1,350,000	54,648
CoStar Group (1)	250,000	10,750
CRA International (1)	450,000	14,463
EnerNOC (1)	350,000	3,990
Huron Consulting Group (1)	700,000	29,085
IHS (1)	744,200	47,859
Korn/Ferry (1)(2)	3,000,000	50,700
Mobile Mini (1)(2)	2,291,400	43,537
Resources Connection	1,900,000	33,953
School Specialty (1)	850,000	26,809
Waste Connections (1)	2,250,000	69,165
		477,093
Electrical Equipment 0.2%
Acuity Brands	250,000	10,738
		10,738
Industrial Conglomerates 1.9%
Roper Industries	2,000,000	118,880
		118,880
Machinery 2.8%
Actuant, Class A (2)	3,000,000	90,630
ESCO Technologies (1)	650,000	25,818
Oshkosh	1,550,000	56,234
		172,682
Trading Companies & Distributors 1.5%
Beacon Roofing Supply (1)	400,000	4,000
H&E Equipment Services (1)	900,000	11,313
Interline Brands (1)(2)	1,692,000	31,386
MSC Industrial Direct	1,175,000	49,644
		96,343
Total Industrials & Business Services		1,072,842
INFORMATION TECHNOLOGY 22.6%
Communications Equipment 0.8%
Acme Packet (1)	1,050,000	8,389
Airspan Networks (1)(2)	3,000,000	2,820
Blue Coat Systems (1)	422,000	9,301
F5 Networks (1)	500,000	9,085
Finisar (1)	5,650,000	7,232
Optium (1)	829,700	5,833
Shoretel (1)	200,000	1,024
Starent Networks (1)	327,000	4,415
		48,099
Computers & Peripherals 1.0%
3PAR (1)	200,000	1,352
Data Domain (1)	200,000	4,760
Intermec (1)	516,600	11,464
Intevac (1)(2)	1,600,000	20,720
Palm (1)	3,250,000	16,250
Synaptics (1)	402,900	9,621
		64,167
Electronic Equipment & Instruments 1.8%
Cogent (1)	412,582	3,890
DTS (1)	548,164	13,156
FARO Technologies (1)	700,000	21,826
IPG Photonics (1)	300,000	4,707
Mellanox Technologies (1)	331,500	4,618
Molex	98,000	2,270
National Instruments	300,000	7,842
Orbotech (1)	1,125,000	20,632
Trimble Navigation (1)	1,139,800	32,587
		111,528
Internet Software & Services 2.9%
Ariba (1)	2,400,000	23,184
Art Technology Group (1)	3,100,000	12,028
Bankrate (1)	413,300	20,619
CNET Networks (1)	2,507,000	17,800
DealerTrack (1)	500,000	10,110
Digital River (1)	862,200	26,702
Limelight Networks (1)	207,609	673
Liquidity Services (1)	500,000	4,000
Omniture (1)(2)	537,510	12,476
SAVVIS (1)	1,300,000	21,151
SoundBite Communications (1)	500,000	2,450
Taleo, Class A (1)	736,000	14,278
The Knot (1)	825,000	9,694
WebMD Health (1)	120,000	2,828
		177,993
IT Services 3.9%
Global Cash Access (1)	1,650,000	9,669
Global Payments	2,000,000	82,720
Heartland Payment Systems (2)	2,000,000	46,020
Kratos Defense & Security Solutions (1)	2,500,000	4,550
Neustar, Class A (1)	850,000	22,508
Paychex	98,000	3,357
Perot Systems, Class A (1)	1,100,000	16,544
RightNow Technologies (1)	1,280,000	15,232
SkillSoft, ADR (1)	3,450,000	36,122
TNS (1)	400,000	8,256
		244,978
Semiconductor & Semiconductor Equipment 5.5%
Altera	588,000	10,837
Analog Devices	735,000	21,697
Atheros Communications (1)	700,000	14,588
Axcelis Technologies (1)	1,500,000	8,400
Cabot Microelectronics (1)	200,000	6,430
Centillium Communications (1)	2,000,000	1,320
Conexant Systems (1)	8,500,000	4,929
Cymer (1)	777,258	20,240
Diodes (1)	575,000	12,627
Entegris (1)	1,556,900	11,194
FEI (1)(2)	1,850,000	40,385
Formfactor (1)	450,000	8,595
Integrated Device Technology (1)	3,943,000	35,211
Intersil, Class A	1,004,000	25,773
Linear Technology	196,000	6,015
Mattson Technology (1)	1,900,000	11,571
Maxim Integrated Products	735,000	14,987
PDF Solutions (1)	1,123,422	6,190
PMC-Sierra (1)	4,484,000	25,559
Semtech (1)	1,277,000	18,299
Silicon Laboratories (1)	663,300	20,920
Virage Logic (1)	939,200	5,410
Volterra Semiconductor (1)	300,000	3,399
Xilinx	490,000	11,638
		346,214
Software 6.7%
Activision (1)	2,240,000	61,174
Ansoft (1)	349,800	10,676
Blackboard (1)	800,000	26,664
Bottomline Technologies (1)(2)	1,498,000	18,875
Convera (1)	1,470,000	2,499
DemandTec (1)	257,000	2,621
FactSet Research Systems	1,550,000	83,498
Glu Mobile (1)(2)	1,469,488	6,598
Jack Henry & Associates	2,152,200	53,095
Quest Software (1)	581,800	7,604
Red Hat (1)	1,274,000	23,429
Salary.com (1)(2)	1,250,100	8,238
Secure Computing (1)	1,400,000	9,030
Sonic Solutions (1)	250,000	2,413
Symyx Technologies (1)	1,500,000	11,250
Take-Two Interactive Software (1)	600,000	15,312
THQ (1)	1,031,991	22,497
TiVo (1)	1,100,000	9,636
Ultimate Software Group (1)	432,000	12,986
Verint Systems (1)	889,000	14,340
Wind River Systems (1)	2,052,400	15,886
		418,321
Total Information Technology		1,411,300
MATERIALS 0.8%
Chemicals 0.4%
Koppers	600,000	26,586
		26,586
Metals & Mining 0.4%
Haynes International (1)	450,000	24,696
		24,696
Total Materials		51,282
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.9%
CBeyond (1)	1,100,000	20,669
Cogent Communications Group (1)	397,300	7,275
Time Warner Telecom, Class A (1)	2,000,000	30,980
		58,924
Wireless Telecommunication Services 3.7%
Crown Castle International (1)	1,725,000	59,495
NII Holdings, Class B (1)	3,500,000	111,230
SBA Communications (1)	2,000,000	59,660
Virgin Mobile USA, Class A (1)	670,000	1,360
		231,745
Total Telecommunication Services		290,669
Total Common Stocks (Cost $4,777,424)		6,019,369
PREFERRED STOCKS 0.6%
INFORMATION TECHNOLOGY 0.6%
Internet Software & Services 0.6%
Bill Me Later, Acquisition Date: 7/6/07
Acquisition Cost $14,564 (1)(3)	402,000	14,564
Ning, Series C, Acquisition Date: 7/2/07
Acquisition Cost $10,249 (1)(3)	3,196,125	21,440
Ning, Series D, Acquisition Date: 3/19/08
Acquisition Cost $3,603 (1)(3)	503,875	3,603
Total Preferred Stocks (Cost $28,416)		39,607
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(4)	199,067,877	199,068
Total Short-Term Investments (Cost $199,068)		199,068
Total Investments in Securities
100.1% of Net Assets (Cost $5,004,908)		$6,258,044

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $39,726 and represents 0.6% of net assets.
(4)	Seven-day yield
ADR	American Depository Receipts

(2) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
AC Moore
Arts & Crafts	$ -	$ -	$ -	$ **	$ 13,750
Actuant	-	-	-	90,630	102,030
Advisory Board	-	-	-	61,104	71,392
Airspan Networks	616	-	-	2,820	*
Bottomline
Technologies	-	-	-	18,875	20,972
Christopher & Banks	-	-	118	19,580	22,442
Clark Holdings §	-	-	-	3,864	7,608
Clark Holdings,
Warrant, 2/15/11 §	-	-	-	136	154
Conceptus	4,946	-	-	27,840	*
deCode genetics	440	-	-	5,230	12,144
EPIX Pharmaceuticals	60	-	-	3,961	10,835
FEI	-	-	-	40,385	45,936
Glu Mobile	996	-	-	6,598	*
HealthStream	-	-	-	6,835	8,250
Heartland Payment
Systems	7,639	-	166	46,020	*
Highlands Acquisition	-	-	-	7,985	8,197
Incyte	94	-	-	50,028	47,737
Infinity Property &
Casualty	7,152	6,177	83	31,200	33,637
Interline Brands	3,603	-	-	31,386	*
Intevac	3,482	-	-	20,720	18,902
Korn/Ferry	-	-	-	50,700	56,460
Matria Healthcare	1,969	24,091	-	11,919	31,323
Mobile Mini	-	-	-	43,537	42,483
Omniture ‡	-	2,386	-	**	20,272
Pharmasset	7,447	-	-	20,284	*
Salary.com	8,129	-	-	8,238	*
Senomyx	-	-	-	11,210	14,231
Smart Balance	-	-	-	**	14,441
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤	1,033	199,068	95,002
Victory Acquisition	-	-	-	16,898	18,955
Zumiez	847	-	-	23,535	35,322
Totals			$1,400	$ 860,586	$ 752,475

*	The issuer was not considered an affiliated company at December 31, 2007.
**	The issuer was not considered an affiliated company at March 31, 2008.
§	At December 31, 2007, the issuer's name was Global Logistics Acquisition
‡	At December 31, 2007, the issuer's name was Visual Sciences
¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$ 815,557
Dividend income		1,400
Interest income		-
Investment income		$ 1,400
Realized gain (loss) on securities		$ (547)
Capital gain distributions from
mutual funds		-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 5,989,665,000 Level 2 – significant other observable inputs 232,375,000 Level 3 – significant unobservable inputs 36,004,000 Total $ 6,258,044,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $5,004,908,000. Net unrealized gain aggregated $1,253,136,000 at period-end, of which $1,965,360,000 related to appreciated investments and $712,224,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008